Note 7 - Income Taxes - Effective Income Tax Rate Reconciliation (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loss before income taxes	$ (6,741,564)	$ (29,905,389)
Computed by applying income tax rate of home jurisdiction	$ (1,685,391)	$ (7,476,347)
Computed by applying income tax rate of home jurisdiction	25.00%	25.00%
Effect of tax rates in foreign jurisdictions	$ 300,584	$ 200,505
Effect of tax rates in foreign jurisdictions	(4.00%)	(1.00%)
Research and development tax incentive	$ 1,225,577	$ 1,257,265
Research and development tax incentive	(18.00%)	(4.00%)
Stock-based compensation	$ 49,575	$ 132,763
Stock-based compensation	(1.00%)	(0.00%)
Amortization – expense & impairment	$ 0	$ 2,344,621
Amortization – expense & impairment	0.00%	(8.00%)
Other	$ 735,257	$ 150,633
Other	(11.00%)	(1.00%)
Change in valuation allowance	$ (625,602)	$ 339,723
Change in valuation allowance	9.00%	(1.00%)
Income tax expense/(benefit)	$ (0)	$ (3,050,837)
Income tax expense/(benefit)	(0.00%)	1000.00%